LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2017, the loan principal will be due according to the following schedule:

US$
September 12, 2019	12,000,000
September 12, 2020	19,250,000
September 12, 2021	24,750,000
September 12, 2022	44,000,000
100,000,000